Stock Option Activity and Related Information (Detail) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Options Outstanding
Outstanding at beginning of period	6,730,520	4,278,806
Granted	354,250	2,578,821
Exercised	(265,560)	(56,367)
Forfeited	(88,749)	(70,740)
Outstanding at end of period	6,730,461	6,730,520
Weighted average exercise price
Outstanding at beginning of period	$ 5.10	$ 2.57
Granted	$ 20.82	$ 9.28
Exercised	$ 2.02	$ 2.58
Forfeited	$ 10.34	$ 6.12
Outstanding at end of period	$ 5.98	$ 5.10
Options Exercisable
Outstanding at beginning of period	3,352,116	2,716,392
Outstanding at end of period	3,694,041	3,352,116
Exercisable Weighted Average Exercise Price per Share
Outstanding at beginning of period	$ 2.20	$ 1.56
Outstanding at end of period	$ 2.94	$ 2.20